COMMON STOCK (Narrative) (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) mo yr shares	Mar. 31, 2015 CAD mo yr CAD / shares shares
Common Stock 1 | shares		16,035,026	16,035,026
Common Stock 2		$ 5,000
Common Stock 3		4,250,000
Common Stock 4		$ 4,250,000
Common Stock 5 | shares		16,035,026	16,035,026
Common Stock 6		$ 5,000
Common Stock 7		$ 4,250,000
Common Stock 8 | shares		2,300,000	2,300,000
Common Stock 9 | shares		2,300,000	2,300,000
Common Stock 10		$ 717
Common Stock 11 | shares		930,031	930,031
Common Stock 12 | shares		930,031	930,031
Common Stock 13		$ 290
Common Stock 14 | shares		32,070,052	32,070,052
Common Stock 15 | yr		3	3
Common Stock 16		10.00%	10.00%
Common Stock 17		15.00%	15.00%
Common Stock 18 | mo		6	6
Common Stock 19 | shares		35,300,083	35,300,083
Common Stock 20 | CAD / shares			CAD 0.50
Common Stock 21 | shares		15,240,000	15,240,000
Common Stock 22		$ 7,016,002
Common Stock 23 | CAD			CAD 7,620,000
Common Stock 24 | yr		2	2
Common Stock 25 | CAD			CAD 1.00
Common Stock 26		$ 578,961
Common Stock 1	$ 1,825,937
Common Stock 2 | shares	849,273
Common Stock 3	$ 2.15
Common Stock 4 | $ / shares	$ 3.00
Common Stock 5	$ 84,074
Common Stock 6	27,396
Common Stock 7 | $ / shares	$ 3.00
Common Stock 8	$ 721,243
Common Stock 9 | shares	335,463
Common Stock 10	$ 2.15
Common Stock 11 | $ / shares	$ 3.00
Common Stock 12	$ 40,803
Common Stock 13	18,978
Common Stock 14 | $ / shares	$ 2.15
Common Stock 15	$ 270,375
Common Stock 16 | shares	125,756
Common Stock 17	$ 2.15
Common Stock 18 | $ / shares	$ 3.00
Common Stock 19	$ 16,223
Common Stock 20	7,545
Common Stock 21 | $ / shares	$ 2.15
Common Stock 22	$ 7,000,000
Common Stock 23	2,000,000
Common Stock 24	$ 5,000,000